Stock Benefit Plans (Black-Scholes Option Pricing Valuation Model For Options) (Details) (Black-Scholes Option Pricing [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Black-Scholes Option Pricing [Member]
Risk-free interest rate, Range Minimum	1.26%	2.28%	3.15%
Risk-free interest rate, Range Maximum	1.27%	2.90%	3.20%
Expected life (in years)	6 years 6 months	6 years 9 months	6 years 9 months
Expected volatility, Range Minimum	26.20%	25.40%	26.30%
Expected volatility, Range Maximum	26.40%	25.80%	27.60%
Expected dividend yield, Range Minimum	2.76%	2.75%	3.26%
Expected dividend yield, Range Maximum	2.80%	2.86%	3.52%